S000073515 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
S000073515 [Member] | C000230513 [Member]
Prospectus [Line Items]
Annual Return [Percent]	7.66%	4.81%	6.74%	(7.00%)